BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Changes in Presentation of Derivative Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments		$ 38,610	$ (24,498)	$ (26,644)
Other current and non-current assets		(13,532)	(80,897)	14,615
Other current and non-current liabilities	[1]	40,164	99,886	9,680
(Losses) gains on derivative instruments		(30,541)	20,696	16,491
Other financial items, net		(1,481)	(69)	(7,800)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			0	0
Other current and non-current assets			(102,453)	14,924
Other current and non-current liabilities			81,844	(17,273)
(Losses) gains on derivative instruments			0	0
Other financial items, net			20,627	8,691
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			(24,498)	(26,644)
Other current and non-current assets			21,556	(309)
Other current and non-current liabilities			18,042	26,953
(Losses) gains on derivative instruments			20,696	16,491
Other financial items, net			(20,696)	(16,491)
Energy Related Derivative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments		$ 9,970	(15,100)	$ 0
Energy Related Derivative | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			0
Energy Related Derivative | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			$ (15,100)

[1]	Includes accretion of discount on convertible bonds of $13.5 million, $11.8 million and $5.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.